Provision for Income Taxes - Significant Components of Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Deferred tax assets:
Provision for credit losses	$ (873)	$ 480
Plant and equipment	568	611
Right-of-use asset and lease liabilities	3,043	212
Total	$ 2,738	$ 1,303